Equity - Schedule of Additional Paid-in Capital (Details) - Common Stock Including Additional Paid in Capital [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Additional Paid-in Capital [Line Items]
Balance at beginning of year	$ 4,324,834	$ 1,458,941		$ 257,821
Issuance of shares	[1]	2,865,893	[1],[2]	961,120	[2]
Business combination	(2,909,834)
Total	$ 1,415,000	$ 4,324,834		$ 1,458,941

[1]	On August 15, 2022, the Company issued 41,830 ordinary shares to Seazen, increasing the additional paid-in capital by $961,120. On January 10, 2023, the Company issued 27,293 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 69,000 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,053,593.
[2]	On August 15, 2022, the Company issued 41,830 ordinary shares to Seazen, increasing the additional paid-in capital by $961,120. On January 10, 2023, the Company issued 27,293 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 69,000 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,053,593.